Net sales Information Relating to Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 190,615	$ 176,196	$ 377,151	$ 355,865	$ 680,845	$ 655,020	$ 600,557
Operating Segments
Segment Reporting Information [Line Items]
Net sales	190,615	176,196	377,151	355,865	680,845	655,020	600,557
Operating Segments | Seating
Segment Reporting Information [Line Items]
Net sales	52,587	44,476	104,878	97,413	165,245	162,519	164,853
Operating Segments | Finishing
Segment Reporting Information [Line Items]
Net sales	50,109	46,702	96,692	91,763	180,406	184,308	190,715
Operating Segments | Acoustics
Segment Reporting Information [Line Items]
Net sales	56,923	53,903	109,930	102,306	204,494	172,327	145,268
Operating Segments | Components
Segment Reporting Information [Line Items]
Net sales	$ 30,996	$ 31,115	$ 65,651	$ 64,383	$ 130,700	$ 135,866	$ 99,721